AB Variable Products Series Fund, Inc.

AB Growth and Income Portfolio

Portfolio of Investments

September 30, 2020 (unaudited)

Company	Shares	U.S. $ Value

COMMON STOCKS – 93.3%
Financials – 19.1%
Banks – 6.2%
Citigroup, Inc.	264,970	$11,422,857
JPMorgan Chase & Co.	262,470	25,267,987
Wells Fargo & Co.	745,590	17,528,821

		54,219,665

Capital Markets – 3.0%
Goldman Sachs Group, Inc. (The)	26,260	5,277,472
LPL Financial Holdings, Inc.	139,191	10,671,774
Northern Trust Corp.	137,830	10,746,605

		26,695,851

Consumer Finance – 0.4%
Capital One Financial Corp.	47,686	3,426,716

Diversified Financial Services – 4.3%
Berkshire Hathaway, Inc. - Class B(a) (b)	178,612	38,033,639

Insurance – 5.2%
Aflac, Inc.	140,730	5,115,536
Allstate Corp. (The)	227,450	21,412,143
Fidelity National Financial, Inc.	391,050	12,243,775
Reinsurance Group of America, Inc. - Class A	69,407	6,606,852

		45,378,306

		167,754,177

Health Care – 17.3%
Biotechnology – 5.7%
Alexion Pharmaceuticals, Inc.(b)	162,890	18,639,503
Amgen, Inc.	123,410	31,365,885

		50,005,388

Health Care Providers & Services – 4.8%
Anthem, Inc.	72,020	19,343,852
Cigna Corp.	96,671	16,377,034
Quest Diagnostics, Inc.	53,530	6,128,650

		41,849,536

Pharmaceuticals – 6.8%
Pfizer, Inc.	886,006	32,516,420
Roche Holding AG (Sponsored ADR)	642,480	27,504,569

		60,020,989

		151,875,913

Information Technology – 14.0%
Communications Equipment – 4.5%
Ciena Corp.(b)	83,350	3,308,162
Cisco Systems, Inc.	298,020	11,739,008
F5 Networks, Inc.(b)	165,600	20,330,712
Lumentum Holdings, Inc.(b)	50,587	3,800,601

		39,178,483

Company	Shares	U.S. $ Value

Electronic Equipment, Instruments & Components – 2.6%
Dolby Laboratories, Inc. - Class A	188,609	$12,501,004
Keysight Technologies, Inc.(b)	73,710	7,281,074
Littelfuse, Inc.	19,373	3,435,608

		23,217,686

IT Services – 5.7%
Akamai Technologies, Inc.(b)	69,150	7,643,841
Cognizant Technology Solutions Corp. - Class A	117,600	8,163,792
Leidos Holdings, Inc.	200,265	17,853,625
MAXIMUS, Inc.	241,094	16,493,240

		50,154,498

Semiconductors & Semiconductor Equipment – 1.2%
Lam Research Corp.	17,290	5,735,957
MKS Instruments, Inc.	40,690	4,444,569

		10,180,526

		122,731,193

Industrials – 12.7%
Aerospace & Defense – 3.7%
Curtiss-Wright Corp.	65,830	6,139,306
Hexcel Corp.(a)	164,384	5,515,083
Raytheon Technologies Corp.	364,613	20,979,832

		32,634,221

Airlines – 0.4%
Southwest Airlines Co.	90,110	3,379,125

Construction & Engineering – 1.8%
EMCOR Group, Inc.	115,090	7,792,744
Valmont Industries, Inc.	66,060	8,203,331

		15,996,075

Electrical Equipment – 2.4%
Emerson Electric Co.(a)	253,980	16,653,468
Hubbell, Inc.	31,170	4,265,303

		20,918,771

Machinery – 1.7%
Altra Industrial Motion Corp.	176,996	6,543,542
Crane Co.	91,729	4,598,375
Middleby Corp. (The)(b)	43,820	3,931,092

		15,073,009

Professional Services – 1.2%
Robert Half International, Inc.	197,890	10,476,296

Road & Rail – 1.2%
Kansas City Southern	58,690	10,612,913

Trading Companies & Distributors – 0.3%
MSC Industrial Direct Co., Inc. - Class A	35,921	2,273,081

		111,363,491

Company	Shares	U.S. $ Value

Consumer Discretionary – 10.8%
Auto Components – 1.6%
BorgWarner, Inc.(a)	160,550	$6,219,707
Gentex Corp.	301,770	7,770,578

		13,990,285

Distributors – 1.9%
LKQ Corp.(b)	603,350	16,730,895

Household Durables – 3.5%
DR Horton, Inc.	298,780	22,596,731
Garmin Ltd.	90,560	8,590,522

		31,187,253

Multiline Retail – 2.4%
Dollar General Corp.	17,350	3,636,907
Target Corp.	108,150	17,024,973

		20,661,880

Specialty Retail – 1.4%
Murphy USA, Inc.(b)	98,510	12,635,878

		95,206,191

Communication Services – 8.3%
Diversified Telecommunication Services – 7.6%
Comcast Corp. - Class A	728,820	33,715,213
Verizon Communications, Inc.	548,830	32,649,897

		66,365,110

Media – 0.7%
Discovery, Inc. - Class A(a) (b)	301,599	6,565,810

		72,930,920

Consumer Staples – 5.1%
Food & Staples Retailing – 3.0%
Walmart, Inc.	189,437	26,504,130

Tobacco – 2.1%
Philip Morris International, Inc.	249,530	18,712,255

		45,216,385

Energy – 2.5%
Energy Equipment & Services – 0.4%
Helmerich & Payne, Inc.	224,464	3,288,398

Oil, Gas & Consumable Fuels – 2.1%
Chevron Corp.	75,140	5,410,080
ConocoPhillips	133,510	4,384,468
EOG Resources, Inc.	127,290	4,574,803
Phillips 66	89,120	4,619,981

		18,989,332

		22,277,730

Company	Shares	U.S. $ Value

Real Estate – 2.3%
Equity Real Estate Investment Trusts (REITs) – 0.6%
Mid-America Apartment Communities, Inc.	44,390	$5,147,021

Real Estate Management & Development – 1.7%
CBRE Group, Inc. - Class A(b)	324,030	15,219,689

		20,366,710

Materials – 1.2%
Containers & Packaging – 0.4%
Avery Dennison Corp.	30,400	3,886,336

Metals & Mining – 0.8%
BHP Group Ltd. (Sponsored ADR)(a)	130,390	6,742,467

		10,628,803

Total Common Stocks (cost $756,205,526)		820,351,513

SHORT-TERM INVESTMENTS – 7.2%
Investment Companies – 7.2%
AB Fixed Income Shares, Inc. - Government Money Market Portfolio - Class AB, 0.05%(c) (d) (e) (cost $63,109,521)	63,109,521	63,109,521

INVESTMENTS OF CASH COLLATERAL FOR SECURITIES LOANED – 0.3%
Investment Companies – 0.3%
AB Fixed Income Shares, Inc. - Government Money Market Portfolio Class AB, 0.05%(c) (d) (e) (cost $2,406,675)	2,406,675	2,406,675

Total Investments – 100.8% (cost $821,721,722)(f)		885,867,709
Other assets less liabilities – (0.8)%		(6,769,146)

Net Assets – 100.0%		$879,098,563

(a)	Represents entire or partial securities out on loan.
(b)	Non-income producing security.
(c)	Affiliated investments.
(d)	The rate shown represents the 7-day yield as of period end.
(e)	To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov, or call AB at (800) 227-4618.
(f)

As of September 30, 2020, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $119,714,928 and gross unrealized depreciation of investments was $(55,568,941), resulting in net unrealized appreciation of $64,145,987.

Please note: The sector classifications presented herein are based on the Global Industry Classification Standard (GICS) which was developed by Morgan Stanley Capital International and Standard & Poor’s. The components are divided into sector, industry group, and industry sub-indices as classified by the GICS for each of the market capitalization indices in the broad market.

Glossary:

ADR – American Depositary Receipt

REIT – Real Estate Investment Trust

AB Variable Products Series Fund, Inc.

AB Growth and Income Portfolio

September 30, 2020 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolio. Unobservable inputs reflect the Portfolio’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1 - quoted prices in active markets for identical investments
•	Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 - significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, by pricing vendors, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of September 30, 2020:

Investments in Securities:	Level 1	Level 2	Level 3	Total
Assets:
Common Stocks(a)	$820,351,513	$—	$—	$820,351,513
Short-Term Investments	63,109,521	—	—	63,109,521
Investments of Cash Collateral for Securities Loaned in Affiliated Money Market Fund	2,406,675	—	—	2,406,675

Total Investments in Securities	885,867,709	—	—	885,867,709
Other Financial Instruments(b)	—	—	—	—

Total	$885,867,709	$—	$—	$885,867,709

(a)	See Portfolio of Investments for sector classifications.

(b)

Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation/(depreciation) on the instrument. Other financial instruments may also include swaps with upfront premiums, options written and swaptions written which are valued at market value.

A summary of the Portfolio’s transactions in AB mutual funds for the nine months ended September 30, 2020 is as follows:

Fund	Market Value 12/31/2019 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Market Value 09/30/2020 (000)	Dividend Income (000)
Government Money Market Portfolio	$128,696	$230,735	$296,321	$63,110	$413
Government Money Market Portfolio*	3,697	60,756	62,046	2,407	1
Total	$132,393	$291,491	$358,367	$65,517	$414

*	Investments of cash collateral for securities lending transactions.